UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
September 30, 2013
(Unaudited)

Number of Shares			Value
	COMMON STOCKS	98.3%
	COMMUNICATIONS	1.7%
166,000	Vodafone Group PLC		$580,476

	CONSUMER DISCRETIONARY	10.4%
4,850	Casino Guichard-Perrachon S.A.		499,763
850	Christian Dior S.A.		166,677
6,500	Cie Generale des Etablissements Michelin		720,786
92,000	Compass Group PLC		1,265,987
21,000	Daihatsu Motor Co., Ltd.		405,921
4,000	Daimler AG		311,796
6,200	Jardine Cycle & Carriage Ltd.		188,530
			3,559,460
	CONSUMER STAPLES	24.0%
6,000	Ain Pharmaciez, Inc.		254,235
29,150	British American Tobacco PLC		1,546,219
19,100	Diageo PLC		607,601
29,800	Japan Tobacco, Inc.		1,070,187
7,800	Jardine Matheson Holdings Ltd.		428,220
16,600	Nestle S.A.		1,160,935
2,400	Pernod-Ricard S.A.		298,019
9,700	Seven & I Holdings Co., Ltd.		353,284
3,600	Sogo Medical Co., Ltd.		137,891
5,100	Sugi Holdings Co., Ltd.		218,434
3,800	Sundrug Co., Ltd.		189,430
235,500	TESCO PLC		1,368,698
15,700	Unilever NV		610,733
			8,243,886
	ENERGY	17.0%
57,235	BG Group PLC		1,093,831
26,900	ENI SpA		616,822
5,500	Ensco PLC – Cl. A		295,625
22,500	Japan Petroleum Exploration Co.		965,970
18,800	Modec, Inc.		588,128
33,800	Royal Dutch Shell PLC A Shares		1,116,270
39,000	Saipem SpA		847,321
2,825	Technip S.A.		331,685
			5,855,652
	FINANCIALS	19.2%
42,800	Aberdeen Asset Management PLC		262,329
2,125	Allianz S.E.		334,044
20,625	Australia & New Zealand Banking Group Ltd.		592,254
12,400	AXA S.A.		287,270
2,500	BNP Paribas S.A.		169,102
67,795	Challenger Ltd.		347,861

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2013
(Unaudited)

Number of Shares			Value
	FINANCIALS (Continued)
7,800	Commonwealth Bank of Australia		$518,181
142,800	Dah Sing Financial Holdings Ltd.		823,007
91,600	HSBC Holdings PLC		996,204
22,600	ORIX Corp.		366,723
87,000	Oversea-Chinese Banking Corp. Ltd.		714,251
40,700	Prudential PLC		758,389
26,000	United Overseas Bank Ltd.		428,360
			6,597,975
	HEALTH CARE	10.8%
25,900	GlaxoSmithKline PLC		653,056
13,450	Novartis AG		1,033,586
7,450	Roche Holding AG		2,009,127
			3,695,769
	INDUSTRIALS	7.3%
52,000	Chiyoda Corp.		624,243
9,150	Henkel AG & Co. KGaA		810,404
13,800	JGC Corp.		496,994
3,450	Rheinmetall AG		198,216
86,000	Toyo Engineering Corp.		371,840
			2,501,697
	MATERIALS	6.4%
13,000	Air Water, Inc.		191,373
17,750	BHP Billiton Ltd.		591,832
122,600	Daido Steel Co., Ltd.		718,425
27,000	JFE Holdings, Inc.		698,520
			2,200,150
	UTILITIES	1.5%
35,825	AGL Energy Ltd.		515,367

	TOTAL COMMON STOCKS (Cost $27,350,859)		33,750,432

Principal Amount
	SHORT-TERM INVESTMENT	0.3%
	Variable Rate Demand Deposit
$114,679	UMB Bank Money Market Fiduciary, 0.01%†		114,679

	TOTAL SHORT-TERM INVESTMENTS (Cost $114,679)		114,679

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2013
(Unaudited)

TOTAL INVESTMENTS (Cost $27,465,538)	98.6%	$33,865,111

Other Assets, in Excess of Other Liabilities	1.4%	497,745

NET ASSETS	100.0%	$34,362,856

PLC –Public Limited Company

† Indicates yield as of September 30, 2013

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2013

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	7.6%
France	7.3
Germany	4.9
Hong Kong	3.7
Italy	4.3
Japan	22.7
Netherlands	5.1
Singapore	4.0
Switzerland	12.5
United Kingdom	27.9
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013
(Unaudited)

Note 1.	Federal Income Tax Information

At September 30, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of investments	$27,472,012
Unrealized appreciation	6,958,967
Unrealized depreciation	(565,868)
Net unrealized appreciation on investments	$6,393,099

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.	Fair Value Measurements

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price.  Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy.  The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service.  The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value.  Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.  In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures.  Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures.  In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”).  Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them.  If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology.  In this circumstance, such securities are categorized as Level 2.  In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser.  In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.  The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.  Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Sectors	Level 1	Level 2	Level 3	Total
Communications	$580,476	$-	$-	$580,476
Consumer Discretionary	3,559,460	-	-	3,559,460
Consumer Staples	8,243,886	-	-	8,243,886
Energy	5,855,652	-	-	5,855,652
Financials	6,597,975	-	-	6,597,975
Health Care	3,695,769	-	-	3,695,769
Industrials	2,501,697	-	-	2,501,697
Materials	2,200,150	-	-	2,200,150
Utilities	515,367	-	-	515,367
Short-term Investments	114,679	-	-	114,679
Total	$33,865,111	$-	$-	$33,865,111

It is the Fund’s policy to recognize transfers between Levels at the end of the period.  Application of the quantitative methodology was deemed necessary at the beginning of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 2.  The Fund did not hold any Level 2 or Level 3 investments at September 30, 2013.

The following is a reconciliation of transfers between Levels from December 31, 2012 to September 30, 2013, represented by recognizing the September 30, 2013 fair value of securities previously classified as Level 2 as of December 31, 2012 that transferred hierarchies to Level 1 as of September 30, 2013:

Transfers into Level 1	$27,595,196
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$27,595,196
Transfers into Level 2	$-
Transfers out of Level 2	(27,595,196)
Net transfers in (out) of Level 2	$(27,595,196)

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date:  November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date:  November 27, 2013

By:	/s/ Matthew H. Taylor

Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date:  November 27, 2013